                        MFS(R) CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                    MFS(R) GROWTH OPPORTUNITIES FUND
                       MFS(R) EMERGING GROWTH FUND
                   MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) CAPITAL GROWTH FUND
                   MFS(R) ARKANSAS MUNICIPAL BOND FUND
                     MFS(R) INTERMEDIATE INCOME FUND
                  MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                   MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) MANAGED SECTORS FUND
                   MFS(R) GEORGIA MUNICIPAL BOND FUND
                            MFS(R) VALUE FUND
                   MFS(R) MARYLAND MUNICIPAL BOND FUND
                          MFS(R) UTILITIES FUND
                MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                        MFS(R) WORLD EQUITY FUND
                 MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                     MFS(R) WORLD TOTAL RETURN FUND
                   MFS(R) NEW YORK MUNICIPAL BOND FUND
                            MFS(R) BOND FUND
                MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) LIMITED MATURITY FUND
                 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT MORTGAGE FUND
                MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS(R) GOVERNMENT LIMITED MATURITY FUND
                  MFS(R) TENNESSEE MUNICIPAL BOND FUND
                    MFS(R) GOVERNMENT SECURITIES FUND
                   MFS(R) VIRGINIA MUNICIPAL BOND FUND
                         MFS(R) HIGH INCOME FUND
                MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                      MFS(R) STRATEGIC INCOME FUND
                 MFS(R) MUNICIPAL LIMITED MATURITY FUND
                      MFS(R) WORLD GOVERNMENTS FUND
                       MFS(R) MUNICIPAL BOND FUND
                        MFS(R) WORLD GROWTH FUND
                      MFS(R) MUNICIPAL INCOME FUND
                             MFS(R) OTC FUND
                          MFS(R) RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                   MFS(R) WORLD ASSET ALLOCATION FUND
                        MFS(R) MONEY MARKET FUND
                    MFS(R) MUNICIPAL HIGH INCOME FUND
                   MFS(R) GOVERNMENT MONEY MARKET FUND
                 MFS(R) RESEARCH GROWTH AND INCOME FUND
                      MFS(R) STRATEGIC GROWTH FUND

                 Supplement to the Current Prospectus

The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable
                  Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

             The date of this Supplement is June 5, 1997.

                       MFS(R) Managed Sectors Fund
                        MFS(R) World Growth Fund
                        MFS(R) Cash Reserve Fund
                            MFS(R) Bond Fund
                   MFS(R) World Asset Allocation Fund
                      MFS(R) Limited Maturity Fund
                         MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                    MFS(R) Special Opportunities Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) Convertible Securities Fund
                    MFS(R) International Growth Fund
                          MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                   MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                   MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                   MFS(R) Research International Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                   MFS(R) Virginia Municipal Bond Fund
                        MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Research Fund
                      MFS(R) Municipal Income Fund
                     MFS(R) World Total Return Fund
                    MFS(R) Union Standard Equity Fund
                          MFS(R) Utilities Fund
                    MFS(R) Growth Opportunities Fund
                        MFS(R) World Equity Fund
                    MFS(R) Government Securities Fund
                      MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Strategic Income Fund
                     Massachusetts Investors Trust

                 Supplement to the Current Prospectus

Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.

                           MFS(R) Managed Sectors Fund
                         MFS(R) International Growth Fund
                         MFS(R) Government Mortgage Fund
                   MFS(R) International Growth and Income Fund
                        MFS(R) World Asset Allocation Fund
             MFS(R) /Foreign & Colonial Emerging Markets Equity Fund
                            MFS(R) New Discovery Fund
                      MFS(R) Research Growth and Income Fund
                        MFS(R) Alabama Municipal Bond Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Research International Fund
                      MFS(R) California Municipal Bond Fund
                           MFS(R) Strategic Growth Fund
                        MFS(R) Florida Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                        MFS(R) Georgia Municipal Bond Fund
                           MFS(R) Large Cap Growth Fund
                       MFS(R) Maryland Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                     MFS(R) Massachusetts Municipal Bond Fund
                             MFS(R) High Income Fund
                      MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                            MFS(R) Mid Cap Growth Fund
                    MFS(R) North Carolina Municipal Bond Fund
                             MFS(R) Total Return Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                               MFS(R) Research Fund
                    MFS(R) South Carolina Municipal Bond Fund
                          MFS(R) World Total Return Fund
                       MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Utilities Fund
                       MFS(R) Virginia Municipal Bond Fund
                             MFS(R) World Equity Fund
                     MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) World Governments Fund
                           MFS(R) Municipal Income Fund
                                MFS(R) Value Fund
                         MFS(R) Growth Opportunities Fund
                           MFS(R) Strategic Income Fund
                        MFS(R) Government Securities Fund
                             MFS(R) World Growth Fund
                   Massachusetts Investors Growth Stock Fund
                                 MFS(R) Bond Fund
                     MFS(R) Government Limited Maturity Fund
                           MFS(R) Limited Maturity Fund
                         Massachusetts Investors Trust
                      MFS(R) Municipal Limited Maturity Fund
                        MFS(R) Union Standard Equity Fund

                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This Supplement describes certain changes, effective immediately, to each Fund's Prospectus.

CHANGES TO SALES CHARGE WAIVER CATEGORIES. In Appendix A to the Prospectus, the following new subsection is added under Article II (Waivers of Class A Sales Charges), which sets forth the various circumstances in which the initial sales charge imposed on purchases of Class A shares is waived:

     5.    Bank Trust Departments and Law Firms

              Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with MFD and are acquiring such shares for the benefit of their trust account clients.


                The date of this Supplement is February 1, 1998.

                             MFS New Discovery Fund
                           MFS World Governments Fund
                      MFS Research Growth and Income Fund
                                 MFS Value Fund
                             MFS Equity Income Fund
                           MFS Strategic Income Fund
                        MFS Research International Fund
                             MFS World Growth Fund
                           MFS Strategic Growth Fund
                                 MFS Bond Fund
                            MFS Emerging Growth Fund
                         MFS International Growth Fund
                              MFS High Income Fund
                    MFS International Growth and Income Fund
                            MFS Mid Cap Growth Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                               MFS Research Fund
                               MFS Utilities Fund
                         Massachusetts Investors Trust
                             MFS World Equity Fund
                         MFS Union Standard Equity Fund

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

This Supplement describes certain changes, effective immediately, to each Fund's Prospectus Supplement describing Class I shares.


CHANGES TO ELIGIBLE PURCHASERS. Paragraph (iv) under the caption "Eligible Purchasers" is hereby amended and replaced in its entirety as follows:

         (iv) bank trust departments or law firms acting as trustee or manager for trust accounts which initially invest, on behalf of their clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department or law firm will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.


                The date of this Supplement is February 1, 1998.

                          MFS(R) Managed Sectors Fund
                     MFS(R) Municipal Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                        MFS(R) Government Mortgage Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Alabama Municipal Bond Fund
                           MFS(R) New Discovery Fund
                      MFS(R) Arkansas Municipal Bond Fund
                     MFS(R) Research Growth and Income Fund
                     MFS(R) California Municipal Bond Fund
                           MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Research International Fund
                      MFS(R) Maryland Municipal Bond Fund
                          MFS(R) Emerging Growth Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                     MFS(R) Mississippi Municipal Bond Fund
                        MFS(R) Intermediate Income Fund
                      MFS(R) New York Municipal Bond Fund
                            MFS(R) High Income Fund
                   MFS(R) North Carolina Municipal Bond Fund
                       MFS(R) Municipal High Income Fund
                    MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                   MFS(R) South Carolina Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                      MFS(R) Tennessee Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Virginia Municipal Bond Fund
                              MFS(R) Research Fund
                    MFS(R) West Virginia Municipal Bond Fund
                         MFS(R) World Total Return Fund
                          MFS(R) Municipal Income Fund
                             MFS(R) Utilities Fund
                       MFS(R) Union Standard Equity Fund
                            MFS(R) World Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) World Governments Fund
                       MFS(R) Government Securities Fund
                               MFS(R) Value Fund
                  Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                    MFS(R) Government Limited Maturity Fund
                            MFS(R) World Growth Fund
                        Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) International Growth Fund
                          MFS(R) Limited Maturity Fund
                  MFS(R) International Growth and Income Fund
                            MFS(R) Money Market Fund
             MFS/Foreign & Colonial Emerging Markets Equity Fund
                      MFS(R) Government Money Market Fund


                     SUPPLEMENT TO THE CURRENT PROSPECTUS

This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

3. RECEIPT OF PURCHASE AND REDEMPTION ORDERS. The Fund has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the net asset value of the Fund next computed after such orders are received by an authorized broker or the broker's authorized designee.

                The date of this Supplement is March 16, 1998.

                            MFS Managed Sectors Fund
                           MFS World Governments Fund
                        MFS World Asset Allocation Fund
                         MFS Capital Opportunities Fund
                             MFS New Discovery Fund
                           MFS Strategic Income Fund
                      MFS Research Growth and Income Fund
                             MFS World Growth Fund
                             MFS Equity Income Fund
                                 MFS Bond Fund
                        MFS Research International Fund
                           MFS Limited Maturity Fund
                           MFS Strategic Growth Fund
                          MFS Government Mortgage Fund
                            MFS Emerging Growth Fund
                         MFS International Growth Fund
                           MFS Large Cap Growth Fund
                    MFS International Growth and Income Fund
                          MFS Intermediate Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                              MFS High Income Fund
                         MFS Growth Opportunities Fund
                            MFS Mid Cap Growth Fund
                         MFS Government Securities Fund
                             MFS Total Return Fund
                   Massachusetts Investors Growth Stock Fund
                               MFS Research Fund
                      MFS Government Limited Maturity Fund
                          MFS World Total Return Fund
                         Massachusetts Investors Trust
                               MFS Utilities Fund
                         MFS Union Standard Equity Fund
                             MFS World Equity Fund

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

This Supplement describes certain changes, effective immediately, to each Fund's Prospectus.

CHANGES TO SALES CHARGE WAIVER CATEGORIES. In Appendix A to the Prospectus, the following new subsection is added under Article II (Waivers of Class A Sales Charges), which sets forth the various circumstances in which the initial sales charge imposed on purchases of Class A shares is waived:

     6.    Investment of Proceeds From Certain Redemptions of Class I Shares

               The initial sales charge  imposed on purchases of Class A shares, and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any of the MFS Funds through the immediate reinvestment of the proceeds of a redemption of Class I shares of any of the MFS Funds.

                  The date of this Supplement is June 5, 1998.

                            MFS STRATEGIC GROWTH FUND

                  Supplement to the January 1, 1998 Prospectus


The section of the Prospectus entitled "Expense Summary" is hereby revised as follows to reflect the implementation of the 10 basis point Class A distribution fee under the Fund's Distribution Plan:

1.    EXPENSE SUMMARY

Shareholder Transaction Expenses:                                                      Class A      Class B       Class C

      Maximum Initial Sales Charge Imposed on Purchases of
         Fund Shares (as a percentage of offering price).............................    5.75%         0.00%      0.00%
      Maximum Contingent Deferred Sales Charge (as a
         percentage of original purchase price or
         redemption proceeds, as applicable)......................................... See Below1       4.00%      1.00%

Annual Operating Expenses of the Fund (as a percentage of average daily net assets):

      Management Fees................................................................     0.75%        0.75%      0.75%
      Rule 12b-1 Fees (after expense limitation).....................................     0.35%(2)     1.00%(3)   1.00%(3)
      Other Expenses (after expense limitation)(4) (5)...............................     0.50%        0.50%      0.50%
                                                                                          -----        -----      -----
      Total Operating Expenses (after expense limitation)(6).........................     1.60%        2.25%      2.25%

--------------------
1. Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Information Concerning Shares of the Fund Purchases" below).
2. The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to Class A shares. Distribution expenses paid under this Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. (See "Information Concerning Shares of the Fund - Distribution Plan" below).
3. The Fund's Distribution Plan provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to Class B and Class C shares, respectively. Distribution expenses paid under the Distribution Plan together with any CDSC payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge (see "Information Concerning Shares of the Fund Distribution Plan" below).
4. The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
5. The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.50% per annum of the Fund's average daily net assets during the current fiscal year. Otherwise, "Other Expenses" for each of Class A, Class B and Class C shares would be 0.76% per annum.
6. Absent any fee reductions, "Total Operating Expenses" for Class A, Class B and Class C shares would be 1.86%, 2.51% and 2.51%, respectively (see "Information Concerning Shares of the Fund - Expenses" below).

                               Example of Expenses


      An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):

               Period                                Class A                      Class B              Class C
               ------                                -------                      -------              -------
                                                                                         (1)                    (1)
               1 year....................               $ 73                $ 63        $ 23        $ 33       $ 23
               3 years...................                105                 100          70          70         70
               5 years...................                140                 140         120         120        120
               10 years..................                237                 242(2)      242(2)      258        258

-----------
1.   Assumes no redemption.
2. Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

      The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections: (i) varying sales charges on shares purchases - "Information Concerning Shares of the Fund -Purchases"; (ii) varying CDSCs - "Information Concerning Shares of the Fund - Purchases"; (iii) management fees "Management of the Fund - Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees - "Information Concerning Shares of the Fund - Distribution Plan."

      The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

                                              ***

      The section entitled "Current Level of Distribution and Service Fees" on page 31 of the Prospectus is revised as follows: The Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.35%, 1.00% and 1.00% per annum, respectively.

                  The date of this Supplement is June 24, 1998.

                       MFS Managed Sectors Fund
                       MFS Limited Maturity Fund
                         MFS Cash Reserve Fund
                  MFS Municipal Limited Maturity Fund
                    MFS World Asset Allocation Fund
                     MFS Government Mortgage Fund
                        MFS New Discovery Fund
                     MFS International Growth Fund
                  MFS Research Growth and Income Fund
               MFS International Growth and Income Fund
                        MFS Equity Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                    MFS Research International Fund
                    MFS Alabama Municipal Bond Fund
                       MFS Strategic Growth Fund
                   MFS Arkansas Municipal Bond Fund
                       MFS Emerging Growth Fund
                  MFS California Municipal Bond Fund
                       MFS Large Cap Growth Fund
                    MFS Florida Municipal Bond Fund
                     MFS Intermediate Income Fund
                    MFS Georgia Municipal Bond Fund
                         MFS High Income Fund
                   MFS Maryland Municipal Bond Fund
                    MFS Municipal High Income Fund
                 MFS Massachusetts Municipal Bond Fund
                         MFS Money Market Fund
                  MFS Mississippi Municipal Bond Fund
                   MFS Government Money Market Fund
                   MFS New York Municipal Bond Fund
                        MFS Municipal Bond Fund
                MFS North Carolina Municipal Bond Fund
                        MFS Mid Cap Growth Fund
                 MFS Pennsylvania Municipal Bond Fund
                         MFS Total Return Fund
                MFS South Carolina Municipal Bond Fund
                           MFS Research Fund
                   MFS Tennessee Municipal Bond Fund
                      MFS World Total Return Fund
                   MFS Virginia Municipal Bond Fund
                          MFS Utilities Fund
                 MFS West Virginia Municipal Bond Fund
                         MFS World Equity Fund
                       MFS Municipal Income Fund
                      MFS World Governments Fund
                     MFS Growth Opportunities Fund
                    MFS Capital Opportunities Fund
                    MFS Government Securities Fund
                       MFS Strategic Income Fund
               Massachusetts Investors Growth Stock Fund
                         MFS World Growth Fund
                 MFS Government Limited Maturity Fund
                             MFS Bond Fund
                     Massachusetts Investors Trust
                    MFS Union Standard Equity Fund

                 SUPPLEMENT TO THE CURRENT PROSPECTUS

This Supplement describes certain changes to each Fund's Prospectus.

Effective September 15, 1998, each Fund will adopt the following new market timing policy which will replace the current policy as disclosed under the heading "Information Concerning Shares of the Fund - Purchases - General - Right to Reject Purchase Orders/Market
Timing" in the Prospectus:

Right to Reject Purchase Orders/Market Timing. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserve the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The MFS Family of Funds is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The MFS Family of Funds defines a "market timer" as an individual or organization acting on behalf of one or more individuals, if (i) the individual or organization makes six or more exchange requests among the MFS Family of Funds or three or more exchange requests out of any of the MFS high yield bond funds or MFS municipal bond funds per calendar year and (ii) any one of such exchange requests represents shares equal in value to $1 million. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including (i) delaying for up to seven days the purchase side of an exchange request by market timers, (ii) rejecting or otherwise restricting purchase or exchange requests by market timers; and (iii) permitting exchanges by market timers only into certain MFS Funds.

Provision of Annual and Semiannual Reports

To avoid sending duplicate copies of materials to households, effective September 15, 1998, only one copy of each Fund annual and semiannual report may be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may call the Shareholder Servicing Agent at 1-800-225-2606 to request that copies of such reports be sent personally to that shareholder.


             The date of this Supplement is July 1, 1998.

                       MFS(R) Managed Sectors Fund
                       MFS(R) Limited Maturity Fund
                         MFS(R) Cash Reserve Fund
                  MFS(R) Municipal Limited Maturity Fund
                   MFS(R) Global Asset Allocation Fund
                     MFS(R) Government Mortgage Fund
                        MFS(R) New Discovery Fund
                     MFS(R) International Growth Fund
                  MFS(R) Research Growth and Income Fund
               MFS(R) International Growth and Income Fund
                        MFS(R) Equity Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                    MFS(R) Research International Fund
                    MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Strategic Growth Fund
                   MFS(R) Arkansas Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                  MFS(R) California Municipal Bond Fund
                       MFS(R) Large Cap Growth Fund
                    MFS(R) Florida Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                    MFS(R) Georgia Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                 MFS(R) Massachusetts Municipal Bond Fund
                   MFS(R) High Yield Opportunities Fund
                  MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) Money Market Fund
                   MFS(R) New York Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Municipal Bond Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                        MFS(R) Mid Cap Growth Fund
                MFS(R) South Carolina Municipal Bond Fund
                         MFS(R) Total Return Fund
                   MFS(R) Tennessee Municipal Bond Fund
                           MFS(R) Research Fund
                   MFS(R) Virginia Municipal Bond Fund
                     MFS(R) Global Total Return Fund
                 MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Utilities Fund
                       MFS(R) Municipal Income Fund
                        MFS(R) Global Equity Fund
                     MFS(R) Growth Opportunities Fund
                      MFS(R) Global Governments Fund
                    MFS(R) Government Securities Fund
                    MFS(R) Capital Opportunities Fund
               Massachusetts Investors Growth Stock Fund
                       MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                        MFS(R) Global Growth Fund
                     Massachusetts Investors Trust
                             MFS(R) Bond Fund
                    MFS(R) Union Standard Equity Fund


                  SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


           The date of this Supplement is September 15, 1998.